Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Changes in Company’s Post-retirement Medical Benefit Obligations (USD $) In Thousands, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in Accumulated Benefit Obligation:
End of period balance	$ 191,810		$ 194,183
Due to Assumption Change [Member] | Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]
Change in Accumulated Benefit Obligation:
Actuarial loss/(gain)	79	(56)	625	(458)
Due to Assumption Change [Member] | Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Change in Accumulated Benefit Obligation:
Actuarial loss/(gain)	(35)	(88)
Due to Plan Experience [Member] | Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]
Change in Accumulated Benefit Obligation:
Actuarial loss/(gain)	(8)	(115)	155	(2)
Due to Plan Experience [Member] | Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Change in Accumulated Benefit Obligation:
Actuarial loss/(gain)	(11)	(7)
Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]
Change in Accumulated Benefit Obligation:
Beginning of period balance		6,814	6,028	7,168
Acquisitions	6,671
Service cost	11	60	65	99
Interest cost	54	243	305	398
Employee contributions	35	181	271
Benefits and expenses paid	(90)	(456)	(635)	(435)
Amendments				(742)
End of period balance	6,752	6,671	6,814	6,028
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Change in Accumulated Benefit Obligation:
Beginning of period balance		364
Acquisitions	311
Service cost	5	35
Interest cost	6	31
Other			364
Benefits and expenses paid		(2)
Translation adjustment	(23)
Amendments		(22)
End of period balance	$ 253	$ 311	$ 364